Investments	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments	Investments
Investments held by the Plan are reported at fair value.

U.S. GAAP sets forth a definition of fair value, establishes a consistent framework for measuring fair value, and requires disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring basis. U.S.
GAAP also clarifies that fair value is an “exit” price, representing the amount that would be received when selling an asset, or paid when transferring a liability, in an orderly transaction between market participants. Fair value is thus a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
•Level 3 – Inputs to the valuation methodology are significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants use in pricing an asset or liability.

A financial instrument’s categorization within this valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following tables present the Plan's fair value hierarchy for those investments measured at fair value as of December 31, 2025, and 2024:

	December 31, 2025
Description	Total Fair Value		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual Funds	$247,682,435		$247,682,435	$—	$—
Common Stock	54,643,430		54,643,430	—	—
Collective Trust Funds	583,211,015		—	583,211,015	—
Variable Annuities	43,322,552		—	43,322,552	—
Total investments at fair value	$928,859,432	$—	$302,325,865	$626,533,567	$—

	December 31, 2024
Description	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual Funds	$296,701,282	$296,701,282	$—	$—
Common Stock	45,756,216	45,756,216	—	—
Collective Trust Funds	554,007,441	—	554,007,441	—
Money Market Fund	1,004,706	1,004,706	—	—
Total investments at fair value	$897,469,645	$343,462,204	$554,007,441	$—
The methods described above may produce a fair value that may not be indicative of the net realizable value or future fair values. Furthermore, while management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There were no transfers between levels for the year ended December 31, 2025.